SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Customer Contracts | Minimum
Intangible assets
Weighted-average amortization period (in years)	5 years
Customer Contracts | Maximum
Intangible assets
Weighted-average amortization period (in years)	15 years
Licenses
Intangible assets
Weighted-average amortization period (in years)	20 years